Employee benefits: variable compensation	12 Months Ended
Dec. 31, 2020
Disclosure Equity Participation And Other Compensation Plans [Line Items]
Employee benefits: variable compensation [text block]

Note 27 Employee benefits: variable compensation

a) Plans offered

The Group has several share-based and other deferred compensation plans that align the interests of Group Executive Board (GEB) members and other employees with the interests of investors.

Share based payment awards are granted in the form of notional shares and, where permitted, carry a dividend equivalent that may be paid in notional shares or cash and that vest on the same terms and conditions as the award. Awards are settled by delivering UBS shares at vesting, except in jurisdictions where this is not permitted for legal or tax reasons.

Deferred compensation awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS. These compensation plans are also designed to meet regulatory requirements and include special provisions for regulated employees.

The most significant deferred compensation plans are described below.

›Refer to Note 1a item 5 for a description of the accounting policy related to share-based and other deferred compensation plans

Mandatory deferred compensation plans

Equity Ownership Plan (EOP)

The EOP is a mandatory deferred share-based compensation plan for all employees whose total annual compensation exceeds a specified threshold, other than GEB members, Group Managing Directors (GMDs) and Group or Divisional Vice Chair role holders who are granted share-based awards under the new Long-Term Incentive Plan (LTIP) first granted in 2020. Awards generally vest in equal installments after two and three years following grant, provided that vesting conditions are satisfied. Awards granted to GEB members in 2019 and prior years generally vest three, four and five years after grant.

EOP awards granted to GEB members and GMDs in 2019 and prior years, as well as EOP awards granted to certain other employees will only vest if certain performance measures both for the Group and the applicable business division are met.

In order to align deferred compensation of certain Asset Management employees with the performance of the investment funds they manage, awards are granted to such employees in the form of cash-settled notional investment funds. The amount delivered depends on the value of the underlying investment funds at the time of vesting.

Certain awards, such as replacement awards issued outside the normal performance year cycle, may take the form of deferred cash under the EOP plan rules.

Long-Term Incentive Plan

The LTIP is a mandatory deferred share-based compensation plan for GEB members, GMDs and Group or Divisional Vice Chair role holders.

The final number of notional shares delivered at vesting depends on two equally-weighted performance metrics: reported return on common equity tier 1 capital (RoCET1) and relative total shareholder return (rTSR), which measures the performance of the UBS share against an index consisting of Global Systemically Important Banks as determined by the Financial Stability Board.

The final number of shares as determined at the end of the three-year performance period will vest in three equal installments in each of the three years following the performance period for GEB members, and cliff vest in the first year following the performance period for GMDs and Vice Chair role holders.

Deferred Contingent Capital Plan (DCCP)

The DCCP is a mandatory deferred compensation plan for all employees whose total annual compensation exceeds a specified threshold.

DCCP awards take the form of notional additional tier 1 (AT1) capital instruments, which, at the discretion of UBS, can be settled in either a cash payment or a perpetual, marketable AT1 capital instrument. DCCP awards vest in full after five years, and up to seven years for certain regulated employees, unless there is a trigger event.

Awards are forfeited if a viability event occurs, i.e., if FINMA notifies the firm in writing that the DCCP awards must be written down to prevent an insolvency, bankruptcy or failure of UBS, or if UBS receives a commitment of extraordinary support from the public sector that is necessary to prevent such an event. DCCP awards are also written down for GEB members if the Group’s CET1 capital ratio falls below 10% and for all other employees if it falls below 7%. As an additional performance condition, GEB members forfeit 20% of their award for each loss-making year during the vesting period.

Interest payments on DCCP awards are paid at the discretion of UBS. Where interest payments are not permitted, such as for certain regulated employees, the DCCP award reflects the fair value of the granted non-interest-bearing award.

Financial advisor variable compensation

In line with market practice for US wealth management businesses, the compensation for US financial advisors in Global Wealth Management is composed of production payout and deferred compensation awards. Production payout is primarily based on compensable revenue.

Financial advisors may also qualify for deferred compensation awards, which generally vest over a six-year period. The awards are based on strategic performance measures, including production, length of service with the firm and net new business. Production payout rates and deferred compensation awards may be reduced for, among other things, errors, negligence or carelessness, or a failure to comply with the firm’s rules, standards, practices and / or policies and / or applicable laws and regulations.

Other compensation plans

Equity Plus Plan

The Equity Plus Plan is a voluntary employee share purchase program that allows eligible employees to purchase UBS shares at market price and receive one additional notional share for every three shares purchased, up to a maximum annual limit. Additional shares vest after a maximum of three years, provided the employee remains employed with UBS and has retained the purchased shares throughout the holding period.

Role-based allowances

Some employees may receive a role-based allowance in addition to their base salary. This allowance reflects the market value of a specific role and is fixed, non-forfeitable compensation. Unlike salary, a role-based allowance is paid only as long as the employee is in a specific role. Role-based allowances consist of a cash portion and, where applicable, a blocked UBS share award. The compensation expense is recognized in the year of grant.

Discontinued deferred compensation plans

PartnerPlus

Through performance year 2016, financial advisor strategic objective awards were partly granted under the PartnerPlus deferred cash plan, which included amounts awarded by UBS, as well as voluntary participant contributions. Company contributions and voluntary contributions were credited with interest in accordance with the terms of the plan, or upon election credited with notional earnings based on the performance of various mutual funds. Company contributions and interest on both company and voluntary contributions ratably vest in 20% installments 6 to 10 years following grant date. Company contributions and interest on notional earnings on both company and voluntary contributions are forfeitable under certain circumstances.

GrowthPlus

GrowthPlus is a compensation plan for selected financial advisors whose revenue production and length of service exceeded defined thresholds from 2010 through 2017. Awards were granted in 2010, 2011, 2015 and 2018. The awards are cash-based and are distributed over seven years, with the exception of 2018 awards, which are distributed over five years.

Share delivery obligations

Share delivery obligations related to employee share-based compensation awards were 172 million shares as of 31 December 2020 (31 December 2019: 156 million shares). Share delivery obligations are calculated on the basis of undistributed notional share awards, taking applicable performance conditions into account.

As of 31 December 2020, UBS held 157 million treasury shares (31 December 2019: 125 million) that were available to satisfy share delivery obligations.

b) Effect on the income statement

Effect on the income statement for the financial year and future periods

The table below provides information about compensation expenses related to total variable compensation, including financial advisor variable compensation, that were recognized in the financial year ended 31 December 2020, as well as expenses that were deferred and will be recognized in the income statement for 2021 and later. The majority of expenses deferred to 2021 and later that are related to the 2020 performance year pertain to awards granted in February 2021. The total unamortized compensation expense for unvested share-based awards granted up to 31 December 2020 will be recognized in future periods over a weighted average period of 2.9 years.

During the third quarter of 2020, UBS modified the conditions for continued vesting of certain outstanding deferred compensation awards for qualifying employees, resulting in the recognition of USD 314 million in expenses for variable compensation – performance awards. The full year effect was an expense of approximately USD 240 million. Refer to Note 1b for more information.

Variable compensation including financial advisor variable compensation
	Expenses recognized in 2020			Expenses deferred to 2021 and later[1]
USD million	Related to the 2020 performance year	Related to prior performance years	Total	Related to the 2020 performance year	Related to prior performance years	Total
Non-deferred cash	2,167	(26)	2,141	0	0	0
Deferred compensation awards	341	727	1,068	756	288	1,044
of which: Equity Ownership Plan	137	327	463	306	69	376
of which: Deferred Contingent Capital Plan	112	351	463	280	196	476
of which: Long-Term Incentive Plan	42	11	54	50	10	61
of which: Asset Management EOP	49	39	88	120	12	132
Variable compensation – performance awards	2,508	701	3,209	756	288	1,044
Variable compensation – other[2]	126	94	220	181	192	374
Total variable compensation excluding financial advisor variable compensation	2,634	795	3,429	938	480	1,418
Financial advisor variable compensation	3,356	233	3,589	350	602	952
of which: non-deferred cash	3,154	0	3,154	0	0	0
of which: deferred share-based awards	69	50	119	79	135	214
of which: deferred cash-based awards	133	183	316	271	467	738
Compensation commitments with recruited financial advisors[3]	22	480	502	473	1,682	2,155
Total FA variable compensation	3,378	713	4,091	822	2,284	3,106
Total variable compensation including FA variable compensation	6,012	1,508	7,520[4]	1,760	2,764	4,524
1 Estimate as of 31 December 2020. Actual amounts to be expensed in future periods may vary, e.g., due to forfeiture of awards. 2 Comprised of replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related to the Deferred Contingent Capital Plan. 3 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 4 Includes USD 686 million in expenses related to share-based compensation (performance awards: USD 517 million; other variable compensation: USD 50 million; financial advisor compensation: USD 119 million). A further USD 100 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 4 million related to role-based allowances; social security: USD 54 million; other personnel expenses: USD 42 million related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD 691 million.

Variable compensation including financial advisor variable compensation (continued)
	Expenses recognized in 2019			Expenses deferred to 2020 and later[1]
USD million	Related to the 2019 performance year	Related to prior performance years	Total	Related to the 2019 performance year	Related to prior performance years	Total
Non-deferred cash	1,894	(26)	1,868	0	0	0
Deferred compensation awards	299	588	887	429	608	1,036
of which: Equity Ownership Plan	122	300	422	205	219	424
of which: Deferred Contingent Capital Plan	113	262	375	173	365	538
of which: Long-Term Incentive Plan	39	0	39	25	0	25
of which: Asset Management EOP	25	26	51	26	23	49
Variable compensation – performance awards	2,193	562	2,755	429	608	1,036
Variable compensation – other[2]	159	88	246	117	232	349
Total variable compensation excluding financial advisor variable compensation	2,352	650	3,001	545	840	1,385
Financial advisor variable compensation	3,233	268	3,501	197	710	907
of which: non-deferred cash	3,064	0	3,064	0	0	0
of which: deferred share-based awards	57	48	106	54	130	183
of which: deferred cash-based awards	112	219	331	144	580	724
Compensation commitments with recruited financial advisors[3]	32	510	542	350	1,617	1,967
Total FA variable compensation	3,265	778	4,043	548	2,327	2,874
Total variable compensation including FA variable compensation	5,617	1,428	7,045[4]	1,093	3,166	4,259
1 Estimate as of 31 December 2019. Actual amounts expensed may vary, e.g., due to forfeiture of awards. 2 Comprised of replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related to the Deferred Contingent Capital Plan. 3 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 4 Includes USD 610 million in expenses related to share-based compensation (performance awards: USD 461 million; other variable compensation: USD 43 million; financial advisor compensation: USD 106 million). A further USD 61 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 10 million related to role-based allowances; social security: USD 25 million; other personnel expenses: USD 27 million related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD 619 million.

Variable compensation including financial advisor variable compensation (continued)
	Expenses recognized in 2018			Expenses deferred to 2019 and later[1]
USD million	Related to the 2018 performance year	Related to prior performance years	Total	Related to the 2018 performance year	Related to prior performance years	Total
Non-deferred cash	2,089	(32)	2,057	0	0	0
Deferred compensation awards	373	565	938	585	653	1,238
of which: Equity Ownership Plan	217	309	526	325	244	570
of which: Deferred Contingent Capital Plan	131	226	357	238	382	620
of which: Asset Management EOP	25	28	53	22	26	48
of which: other performance awards	0	2	2	0	1	1
Variable compensation – performance awards	2,461	534	2,995	585	653	1,238
Variable compensation – other[2]	162	80	243	180	269	450
Total variable compensation excluding financial advisor variable compensation	2,624	614	3,238	766	922	1,688
Financial advisor variable compensation	3,233	237	3,470	128	639	767
of which: non-deferred cash	3,089	0	3,089	0	0	0
of which: deferred share-based awards	51	44	95	52	131	183
of which: deferred cash-based awards	93	193	286	76	507	584
Compensation commitments with recruited financial advisors[3]	33	551	584	357	1,883	2,240
Total FA variable compensation	3,266	789	4,054	484	2,522	3,006
Total variable compensation including FA variable compensation	5,889	1,403	7,292[4]	1,250	3,444	4,694
1 Estimate as of 31 December 2018. Actual amounts expensed may vary, e.g., due to forfeiture of awards. 2 Comprised of replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related to the Deferred Contingent Capital Plan. 3 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 4 Includes USD 634 million in expenses related to share-based compensation (performance awards: USD 526 million; other variable compensation: USD 12 million; financial advisor compensation: USD 95 million). A further USD 49 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 15 million related to role-based allowances; social security: USD 8 million; other personnel expenses: USD 26 million related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD 676 million.

c) Outstanding share-based compensation awards

Share and performance share awards

Movements in outstanding share-based awards during 2020 and 2019 are provided in the table below.

Movements in outstanding share-based compensation awards
	Number of shares 2020	Weighted averagegrant date fair value(USD)	Number of shares 2019	Weighted averagegrant date fair value(USD)
Outstanding, at the beginning of the year	156,064,763	14	146,845,027	16
Awarded during the year	72,250,157	11	77,641,909	11
Distributed during the year	(46,899,362)	15	(61,152,200)	13
Forfeited during the year	(6,515,164)	13	(7,269,974)	14
Outstanding, at the end of the year	174,900,395	12	156,064,763	14
of which: shares vested for accounting purposes	118,260,527		79,486,447

The total carrying amount of the liability related to cash-settled share-based awards as of 31 December 2020 and 31 December 2019 was USD 36 million and USD 34 million, respectively.

d) Valuation

UBS share awards

UBS measures compensation expense based on the average market price of the UBS share on the grant date as quoted on the SIX Swiss Exchange, taking into consideration post-vesting sale and hedge restrictions, non-vesting conditions and market conditions, where applicable. The fair value of the share awards subject to post-vesting sale and hedge restrictions is discounted on the basis of the duration of the post-vesting restriction and is referenced to the cost of purchasing an at-the-money European put option for the term of the transfer restriction. The weighted average discount for share and performance share awards granted during 2020 was approximately 23.8% (2019: 22.6%) of the market price of the UBS share. The grant date fair value of notional shares without dividend entitlements also includes a deduction for the present value of future expected dividends to be paid between the grant date and distribution.

UBS AG
Disclosure Equity Participation And Other Compensation Plans [Line Items]
Employee benefits: variable compensation [text block]

Note 27 Employee benefits: variable compensation

a) Plans offered

UBS has several share-based and other deferred compensation plans that align the interests of Group Executive Board (GEB) members and other employees with the interests of investors.

Share based payment awards are granted in the form of notional shares and, where permitted, carry a dividend equivalent that may be paid in notional shares or cash and that vest on the same terms and conditions as the award. Awards are settled by delivering UBS shares at vesting, except in jurisdictions where this is not permitted for legal or tax reasons.

Deferred compensation awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS. These compensation plans are also designed to meet regulatory requirements and include special provisions for regulated employees.

The most significant deferred compensation plans are described below.

For the majority of variable compensation awards granted under such plans to employees of UBS AG, the grantor entity is UBS Group AG. Expenses associated with these awards are charged by UBS Group AG to UBS AG. For the purpose of this Note, references to shares refer to UBS Group AG shares.

›Refer to Note 1a item 5 for a description of the accounting policy related to share-based and other deferred compensation plans

Mandatory deferred compensation plans

Equity Ownership Plan (EOP)

The EOP is a mandatory deferred share-based compensation plan for all employees whose total annual compensation exceeds a specified threshold, other than GEB members, Group Managing Directors (GMDs) and Group or Divisional Vice Chair role holders who are granted share-based awards under the new Long-Term Incentive Plan (LTIP) first granted in 2020. Awards generally vest in equal installments after two and three years following grant, provided that vesting conditions are satisfied. Awards granted to GEB members in 2019 and prior years generally vest three, four and five years after grant.

EOP awards granted to GEB members and GMDs in 2019 and prior years, as well as EOP awards granted to certain other employees will only vest if certain performance measures both for the Group and the applicable business division are met.

In order to align deferred compensation of certain Asset Management employees with the performance of the investment funds they manage, awards are granted to such employees in the form of cash-settled notional investment funds. The amount delivered depends on the value of the underlying investment funds at the time of vesting.

Certain awards, such as replacement awards issued outside the normal performance year cycle, may take the form of deferred cash under the EOP plan rules.

Long-Term Incentive Plan

The LTIP is a mandatory deferred share-based compensation plan for GEB members, GMDs and Group or Divisional Vice Chair role holders.

The final number of notional shares delivered at vesting depends on two equally-weighted performance metrics: reported return on common equity tier 1 capital (RoCET1) and relative total shareholder return (rTSR), which measures the performance of the UBS share against an index consisting of Global Systemically Important Banks as determined by the Financial Stability Board.

The final number of shares as determined at the end of the three-year performance period will vest in three equal installments in each of the three years following the performance period for GEB members, and cliff vest in the first year following the performance period for GMDs and Vice Chair role holders.

Deferred Contingent Capital Plan (DCCP)

The DCCP is a mandatory deferred compensation plan for all employees whose total annual compensation exceeds a specified threshold.

DCCP awards take the form of notional additional tier 1 (AT1) capital instruments, which, at the discretion of UBS, can be settled in either a cash payment or a perpetual, marketable AT1 capital instrument. DCCP awards vest in full after five years, and up to seven years for certain regulated employees, unless there is a trigger event.

Awards are forfeited if a viability event occurs, i.e., if FINMA notifies the firm in writing that the DCCP awards must be written down to prevent an insolvency, bankruptcy or failure of UBS, or if UBS receives a commitment of extraordinary support from the public sector that is necessary to prevent such an event. DCCP awards are also written down for GEB members if the Group’s CET1 capital ratio falls below 10% and for all other employees if it falls below 7%. As an additional performance condition, GEB members forfeit 20% of their award for each loss-making year during the vesting period.

Interest payments on DCCP awards are paid at the discretion of UBS. Where interest payments are not permitted, such as for certain regulated employees, the DCCP award reflects the fair value of the granted non-interest-bearing award.

Financial advisor variable compensation

In line with market practice for US wealth management businesses, the compensation for US financial advisors in Global Wealth Management is composed of production payout and deferred compensation awards. Production payout is primarily based on compensable revenue.

Financial advisors may also qualify for deferred compensation awards, which generally vest over a six-year period. The awards are based on strategic performance measures, including production, length of service with the firm and net new business. Production payout rates and deferred compensation awards may be reduced for, among other things, errors, negligence or carelessness, or a failure to comply with the firm’s rules, standards, practices and / or policies and / or applicable laws and regulations.

Other compensation plans

Equity Plus Plan

The Equity Plus Plan is a voluntary employee share purchase program that allows eligible employees to purchase UBS shares at market price and receive one additional notional share for every three shares purchased, up to a maximum annual limit. Additional shares vest after a maximum of three years, provided the employee remains employed with UBS and has retained the purchased shares throughout the holding period.

Role-based allowances

Some employees may receive a role-based allowance in addition to their base salary. This allowance reflects the market value of a specific role and is fixed, non-forfeitable compensation. Unlike salary, a role-based allowance is paid only as long as the employee is in a specific role. Role-based allowances consist of a cash portion and, where applicable, a blocked UBS share award. The compensation expense is recognized in the year of grant.

Discontinued deferred compensation plans

PartnerPlus

Through performance year 2016, financial advisor strategic objective awards were partly granted under the PartnerPlus deferred cash plan, which included amounts awarded by UBS, as well as voluntary participant contributions. Company contributions and voluntary contributions were credited with interest in accordance with the terms of the plan, or upon election credited with notional earnings based on the performance of various mutual funds. Company contributions and interest on both company and voluntary contributions ratably vest in 20% installments 6 to 10 years following grant date. Company contributions and interest on notional earnings on both company and voluntary contributions are forfeitable under certain circumstances.

GrowthPlus

GrowthPlus is a compensation plan for selected financial advisors whose revenue production and length of service exceeded defined thresholds from 2010 through 2017. Awards were granted in 2010, 2011, 2015 and 2018. The awards are cash-based and are distributed over seven years, with the exception of 2018 awards, which are distributed over five years.

b) Effect on the income statement

Effect on the income statement for the financial year and future periods

The table below provides information about compensation expenses related to total variable compensation, including financial advisor variable compensation, that were recognized in the financial year ended 31 December 2020, as well as expenses that were deferred and will be recognized in the income statement for 2021 and later. The majority of expenses deferred to 2021 and later that are related to the 2020 performance year pertain to awards granted in February 2021. The total unamortized compensation expense for unvested share-based awards granted up to 31 December 2020 will be recognized in future periods over a weighted average period of 2.9 years.

During the third quarter of 2020, UBS AG modified the conditions for continued vesting of certain outstanding deferred compensation awards for qualifying employees, resulting in the recognition of USD 303 million in expenses for variable compensation – performance awards. The full year effect was an expense of approximately USD 240 million. Refer to Note 1b for more information.

Variable compensation including financial advisor variable compensation
	Expenses recognized in 2020			Expenses deferred to 2021 and later[1]
USD million	Related to the 2020 performance year	Related to prior performance years	Total	Related to the 2020 performance year	Related to prior performance years	Total
Non-deferred cash	1,948	(29)	1,920	0	0	0
Deferred compensation awards	329	704	1,034	734	277	1,011
of which: Equity Ownership Plan	131	315	446	298	67	365
of which: Deferred Contingent Capital Plan	108	339	448	271	189	459
of which: Long-Term Incentive Plan	41	11	52	46	9	55
of which: Asset Management EOP	49	39	88	120	12	132
Variable compensation – performance awards	2,278	675	2,953	734	277	1,011
Variable compensation – other[2]	109	92	201	176	189	364
Total variable compensation excluding financial advisor variable compensation	2,387	768	3,155	909	465	1,375
Financial advisor variable compensation	3,356	233	3,589	350	602	952
of which: non-deferred cash	3,154	0	3,154	0	0	0
of which: deferred share-based awards	69	50	119	79	135	214
of which: deferred cash-based awards	133	183	316	271	467	738
Compensation commitments with recruited financial advisors[3]	22	480	502	473	1,682	2,155
Total FA variable compensation	3,378	713	4,091	822	2,284	3,106
Total variable compensation including FA variable compensation	5,765	1,481	7,246[4]	1,732	2,749	4,481
1 Estimate as of 31 December 2020. Actual amounts to be expensed in future periods may vary, e.g., due to forfeiture of awards. 2 Comprised of replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related to the Deferred Contingent Capital Plan. 3 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 4 Includes USD 666 million in expenses related to share-based compensation (performance awards: USD 498 million; other variable compensation: USD 49 million; financial advisor compensation: USD 119 million). A further USD 88 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 4 million related to role-based allowances; social security: USD 51 million; other personnel expenses: USD 34 million related to the Equity Plus Plan).

Variable compensation including financial advisor variable compensation (continued)
	Expenses recognized in 2019			Expenses deferred to 2020 and later[1]
USD million	Related to the 2019 performance year	Related to prior performance years	Total	Related to the 2019 performance year	Related to prior performance years	Total
Non-deferred cash	1,706	(24)	1,682	0	0	0
Deferred compensation awards	287	576	863	413	592	1,005
of which: Equity Ownership Plan	115	294	410	198	213	412
of which: Deferred Contingent Capital Plan	109	256	365	166	356	521
of which: Long-Term Incentive Plan	38	0	38	23	0	23
of which: Asset Management EOP	25	26	51	26	23	49
Variable compensation – performance awards	1,993	553	2,545	413	592	1,005
Variable compensation – other[2]	140	85	225	115	228	343
Total variable compensation excluding financial advisor variable compensation	2,133	638	2,770	528	820	1,348
Financial advisor variable compensation	3,233	268	3,501	197	710	907
of which: non-deferred cash	3,064	0	3,064	0	0	0
of which: deferred share-based awards	57	48	106	54	130	183
of which: deferred cash-based awards	112	219	331	144	580	724
Compensation commitments with recruited financial advisors[3]	32	510	542	350	1,617	1,967
Total FA variable compensation	3,265	778	4,043	548	2,327	2,874
Total variable compensation including FA variable compensation	5,398	1,416	6,814[4]	1,076	3,146	4,222
1 Estimate as of 31 December 2019. Actual amounts expensed may vary, e.g., due to forfeiture of awards. 2 Comprised of replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related to the Deferred Contingent Capital Plan. 3 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 4 Includes USD 595 million in expenses related to share-based compensation (performance awards: USD 448 million; other variable compensation: USD 42 million; financial advisor compensation: USD 106 million). A further USD 54 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 10 million related to role-based allowances; social security: USD 23 million; other personnel expenses: USD 22 million related to the Equity Plus Plan).

Variable compensation including financial advisor variable compensation (continued)
	Expenses recognized in 2018			Expenses deferred to 2019 and later[1]
USD million	Related to the 2018 performance year	Related to prior performance years	Total	Related to the 2018 performance year	Related to prior performance years	Total
Non-deferred cash	1,896	(26)	1,870	0	0	0
Deferred compensation awards	360	564	924	570	638	1,208
of which: Equity Ownership Plan	208	299	507	316	238	554
of which: Deferred Contingent Capital Plan	126	235	361	232	373	605
of which: Asset Management EOP	25	28	53	22	26	48
of which: other performance awards	0	2	2	0	1	1
Variable compensation – performance awards	2,256	538	2,794	570	638	1,208
Variable compensation – other[2]	144	75	220	178	264	442
Total variable compensation excluding financial advisor variable compensation	2,400	613	3,013	748	902	1,650
Financial advisor variable compensation	3,233	237	3,470	128	639	767
of which: non-deferred cash	3,089	0	3,089	0	0	0
of which: deferred share-based awards	51	44	95	52	131	183
of which: deferred cash-based awards	93	193	286	76	507	584
Compensation commitments with recruited financial advisors[3]	33	551	584	357	1,883	2,240
Total FA variable compensation	3,266	789	4,054	484	2,522	3,006
Total variable compensation including FA variable compensation	5,666	1,402	7,068[4]	1,233	3,424	4,656
1 Estimate as of 31 December 2018. Actual amounts expensed may vary, e.g., due to forfeiture of awards. 2 Comprised of replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related to the Deferred Contingent Capital Plan. 3 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 4 Includes USD 612 million in expenses related to share-based compensation (performance awards: USD 507 million; other variable compensation: USD 10 million; financial advisor compensation: USD 95 million). A further USD 44 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 15 million related to role-based allowances; social security: USD 7 million; other personnel expenses: USD 22 million related to the Equity Plus Plan).

c) Outstanding share-based compensation awards

Share and performance share awards

Movements in outstanding share-based awards under the EOP during 2020 and 2019 are provided in the table below.

The awards presented are granted by UBS AG, but are based on UBS Group AG shares.

Movements in outstanding share-based compensation awards
	Number of shares2020	Weighted average grant date fair value (USD)	Number of shares2019	Weighted average grant date fair value (USD)
Outstanding, at the beginning of the year	90,443	14	201,793	15
Awarded during the year	19,229	11	29,092	11
Distributed during the year	(55,114)	14	(140,441)	14
Forfeited during the year	0	0	0	0
Outstanding, at the end of the year	54,557	13	90,443	14
of which: shares vested for accounting purposes	53,216		56,492

The total carrying amount of the liability related to cash-settled share-based awards as of 31 December 2020 and 31 December 2019 was USD 1 million.

d) Valuation

UBS share awards

UBS measures compensation expense based on the average market price of the UBS share on the grant date as quoted on the SIX Swiss Exchange, taking into consideration post-vesting sale and hedge restrictions, non-vesting conditions and market conditions, where applicable. The fair value of the share awards subject to post-vesting sale and hedge restrictions is discounted on the basis of the duration of the post-vesting restriction and is referenced to the cost of purchasing an at-the-money European put option for the term of the transfer restriction. The weighted average discount for share and performance share awards granted during 2020 was approximately 23.8% (2019: 22.6%) of the market price of the UBS share. The grant date fair value of notional shares without dividend entitlements also includes a deduction for the present value of future expected dividends to be paid between the grant date and distribution.